Quarterly Holdings Report
for
Fidelity® Investment Grade Bond Fund
November 30, 2021
IGB-NPRT1-0122
1.813259.117
Nonconvertible Bonds - 34.7%
	Principal Amount (a) (000s)	Value ($) (000s)
COMMUNICATION SERVICES - 3.5%
Diversified Telecommunication Services - 1.5%
AT&T, Inc.:
2.55% 12/1/33	1,806	1,746
3.8% 12/1/57	17,133	17,892
4.3% 2/15/30	34,036	38,414
4.75% 5/15/46	24,566	29,904
4.9% 6/15/42	4,363	5,290
5.55% 8/15/41	7,917	10,270
6.2% 3/15/40	1,454	1,947
Verizon Communications, Inc.:
2.987% 10/30/56	869	836
4.329% 9/21/28	19,797	22,548
4.5% 8/10/33	3,429	4,045
4.862% 8/21/46	14,251	18,756
5.012% 4/15/49	82	111
		151,759
Entertainment - 0.3%
The Walt Disney Co.:
2.2% 1/13/28	6,562	6,657
2.65% 1/13/31	10,500	10,900
4.7% 3/23/50	7,961	10,667
		28,224
Media - 1.4%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
2.8% 4/1/31	25,400	25,175
3.7% 4/1/51	15,400	14,929
4.464% 7/23/22	3,780	3,847
4.908% 7/23/25	2,932	3,235
5.375% 5/1/47	22,326	26,793
5.75% 4/1/48	11,014	13,869
Comcast Corp.:
3.75% 4/1/40	622	701
4.65% 7/15/42	1,628	2,030
Discovery Communications LLC:
3.625% 5/15/30	4,063	4,347
4.65% 5/15/50	10,998	13,039
Fox Corp.:
5.476% 1/25/39	1,366	1,765
5.576% 1/25/49	906	1,239
Time Warner Cable LLC:
4.5% 9/15/42	544	598
5.5% 9/1/41	966	1,183
5.875% 11/15/40	7,077	8,967
6.55% 5/1/37	3,601	4,823
6.75% 6/15/39	6,233	8,546
7.3% 7/1/38	2,390	3,429
		138,515
Wireless Telecommunication Services - 0.3%
T-Mobile U.S.A., Inc.:
3.75% 4/15/27	6,800	7,311
3.875% 4/15/30	20,000	21,737
4.5% 4/15/50	2,885	3,374
		32,422
TOTAL COMMUNICATION SERVICES		350,920
CONSUMER DISCRETIONARY - 1.9%
Automobiles - 0.6%
General Motors Co. 5.4% 10/2/23	11,588	12,483
General Motors Financial Co., Inc.:
3.7% 5/9/23	5,526	5,717
4% 1/15/25	15,000	15,971
4.25% 5/15/23	858	898
Volkswagen Group of America Finance LLC:
2.9% 5/13/22 (b)	6,678	6,746
3.125% 5/12/23 (b)	5,817	5,999
3.35% 5/13/25 (b)	9,370	9,882
		57,696
Hotels, Restaurants & Leisure - 0.0%
Starbucks Corp. 1.3% 5/7/22	3,483	3,495
Household Durables - 0.6%
D.R. Horton, Inc.:
1.3% 10/15/26	10,194	9,948
2.6% 10/15/25	9,432	9,786
Lennar Corp.:
4.75% 11/29/27	15,563	17,687
5% 6/15/27	8,419	9,601
Toll Brothers Finance Corp.:
4.35% 2/15/28	2,908	3,142
4.875% 11/15/25	32	35
4.875% 3/15/27	10,045	11,075
		61,274
Internet & Direct Marketing Retail - 0.2%
Alibaba Group Holding Ltd.:
2.125% 2/9/31	3,090	2,999
2.7% 2/9/41	16,100	14,916
		17,915
Leisure Products - 0.0%
Hasbro, Inc. 3% 11/19/24	4,130	4,316
Specialty Retail - 0.3%
AutoNation, Inc. 4.75% 6/1/30	909	1,051
AutoZone, Inc. 4% 4/15/30	21,631	24,185
		25,236
Textiles, Apparel & Luxury Goods - 0.2%
Tapestry, Inc. 3.05% 3/15/32 (c)	20,094	20,311
TOTAL CONSUMER DISCRETIONARY		190,243
CONSUMER STAPLES - 3.1%
Beverages - 1.1%
Anheuser-Busch InBev Finance, Inc.:
4.7% 2/1/36	4,168	4,998
4.9% 2/1/46	9,089	11,437
Anheuser-Busch InBev Worldwide, Inc.:
3.5% 6/1/30	8,200	8,968
4.35% 6/1/40	3,930	4,616
4.5% 6/1/50	9,000	11,138
4.6% 6/1/60	7,261	9,024
4.75% 1/23/29	18,172	21,185
4.75% 4/15/58	3,562	4,518
5.45% 1/23/39	3,537	4,636
5.55% 1/23/49	8,082	11,148
5.8% 1/23/59 (Reg. S)	8,567	12,563
Constellation Brands, Inc. 4.75% 11/15/24	2,399	2,634
PepsiCo, Inc.:
2.625% 3/19/27	712	750
2.75% 3/19/30	6,600	6,952
		114,567
Food & Staples Retailing - 0.7%
Sysco Corp.:
3.3% 2/15/50	3,840	4,000
6.6% 4/1/50	42,857	67,322
		71,322
Food Products - 1.3%
General Mills, Inc. 2.875% 4/15/30	797	837
JBS Finance Luxembourg SARL 2.5% 1/15/27 (b)	12,900	12,792
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc. 6.75% 2/15/28 (b)	3,000	3,236
JBS U.S.A. Lux SA / JBS Food Co.:
3% 5/15/32 (b)(c)	10,600	10,485
5.5% 1/15/30 (b)	38,000	40,762
Kraft Heinz Foods Co.:
3% 6/1/26	5,000	5,210
3.875% 5/15/27	12,300	13,298
4.375% 6/1/46	4,122	4,771
4.625% 1/30/29	14,700	16,992
5.2% 7/15/45	8,219	10,461
7.125% 8/1/39 (b)	5,618	8,432
		127,276
TOTAL CONSUMER STAPLES		313,165
ENERGY - 2.5%
Oil, Gas & Consumable Fuels - 2.5%
Columbia Pipeline Group, Inc. 4.5% 6/1/25	538	589
DCP Midstream Operating LP:
3.875% 3/15/23	1,968	2,002
5.6% 4/1/44	1,707	2,031
5.85% 5/21/43 (b)(d)	2,821	2,696
Enable Midstream Partners LP 3.9% 5/15/24 (d)	549	576
Enbridge, Inc.:
4% 10/1/23	2,296	2,404
4.25% 12/1/26	923	1,013
Energy Transfer LP:
3.75% 5/15/30	2,274	2,394
4.2% 9/15/23	759	795
4.25% 3/15/23	830	857
4.5% 4/15/24	952	1,014
4.95% 6/15/28	2,591	2,929
5% 5/15/50	5,083	5,841
5.25% 4/15/29	1,549	1,772
5.4% 10/1/47	1,026	1,221
5.8% 6/15/38	1,445	1,754
6% 6/15/48	941	1,181
6.25% 4/15/49	1,064	1,381
Hess Corp.:
4.3% 4/1/27	834	906
5.6% 2/15/41	15,000	18,488
7.125% 3/15/33	839	1,121
7.3% 8/15/31	1,023	1,365
7.875% 10/1/29	2,921	3,934
MPLX LP:
4.8% 2/15/29	816	926
4.875% 12/1/24	1,247	1,356
5.5% 2/15/49	2,450	3,094
Occidental Petroleum Corp.:
3.5% 8/15/29	1,621	1,587
4.3% 8/15/39	236	230
4.4% 8/15/49	236	232
5.55% 3/15/26	3,038	3,248
6.45% 9/15/36	2,750	3,415
6.6% 3/15/46	3,032	3,859
7.5% 5/1/31	3,937	4,962
Ovintiv, Inc.:
5.15% 11/15/41	2,000	2,207
8.125% 9/15/30	3,357	4,415
Petroleos Mexicanos:
6.49% 1/23/27	1,757	1,796
6.5% 3/13/27	5,805	5,931
6.75% 9/21/47	14,189	11,602
6.84% 1/23/30	8,589	8,576
6.95% 1/28/60	4,247	3,472
7.69% 1/23/50	70,161	62,956
Plains All American Pipeline LP/PAA Finance Corp.:
3.55% 12/15/29	1,242	1,287
3.65% 6/1/22	2,386	2,403
4.65% 10/15/25	26,960	29,424
Regency Energy Partners LP/Regency Energy Finance Corp. 5.875% 3/1/22	1,450	1,450
Sabine Pass Liquefaction LLC 4.5% 5/15/30	9,286	10,505
The Williams Companies, Inc.:
3.5% 11/15/30	9,960	10,566
3.7% 1/15/23	510	523
Western Gas Partners LP:
3.95% 6/1/25	764	790
4.65% 7/1/26	1,129	1,205
4.75% 8/15/28	781	850
6.5% 2/1/50	7,720	8,817
		249,948
FINANCIALS - 15.8%
Banks - 8.6%
Bank of America Corp.:
1.922% 10/24/31 (d)	20,000	19,088
2.299% 7/21/32 (d)	25,000	24,533
2.884% 10/22/30 (d)	50,000	51,680
3.3% 1/11/23	1,679	1,729
3.419% 12/20/28 (d)	3,280	3,494
3.5% 4/19/26	3,838	4,133
3.95% 4/21/25	32,873	35,272
4% 1/22/25	16,960	18,142
4.1% 7/24/23	900	950
4.183% 11/25/27	4,363	4,772
4.2% 8/26/24	5,249	5,641
4.25% 10/22/26	23,937	26,386
4.45% 3/3/26	11,356	12,496
Banque Federative du Credit Mutuel SA 3 month U.S. LIBOR + 0.730% 0.8615% 7/20/22 (b)(d)(e)	4,861	4,881
Barclays Bank PLC 1.7% 5/12/22	3,331	3,345
Barclays PLC:
2.852% 5/7/26 (d)	9,444	9,747
4.375% 1/12/26	2,821	3,085
4.836% 5/9/28	3,683	4,060
5.088% 6/20/30 (d)	11,424	12,984
5.2% 5/12/26	26,475	29,728
BNP Paribas SA 2.219% 6/9/26 (b)(d)	9,008	9,145
BPCE SA 4.875% 4/1/26 (b)	4,662	5,178
CIT Group, Inc. 3.929% 6/19/24 (d)	2,035	2,096
Citigroup, Inc.:
2.976% 11/5/30 (d)	50,000	51,977
4.075% 4/23/29 (d)	16,389	18,087
4.125% 7/25/28	4,363	4,792
4.3% 11/20/26	1,115	1,230
4.4% 6/10/25	11,914	12,939
4.412% 3/31/31 (d)	21,454	24,472
4.45% 9/29/27	55,258	61,452
4.6% 3/9/26	5,613	6,202
5.3% 5/6/44	6,000	7,864
5.5% 9/13/25	4,886	5,530
Citizens Financial Group, Inc. 2.638% 9/30/32	4,614	4,617
Commonwealth Bank of Australia 3.61% 9/12/34 (b)(d)	2,250	2,360
HSBC Holdings PLC:
4.25% 3/14/24	905	960
4.95% 3/31/30	1,541	1,812
5.25% 3/14/44	656	851
Intesa Sanpaolo SpA:
5.017% 6/26/24 (b)	836	894
5.71% 1/15/26 (b)	34,539	38,285
JPMorgan Chase & Co.:
2.956% 5/13/31 (d)	5,034	5,199
4.125% 12/15/26	9,713	10,736
4.493% 3/24/31 (d)	17,000	19,621
NatWest Group PLC:
3.073% 5/22/28 (d)	5,536	5,767
4.8% 4/5/26	12,145	13,536
5.125% 5/28/24	19,005	20,570
6% 12/19/23	24,003	26,174
6.1% 6/10/23	36,812	39,439
6.125% 12/15/22	13,833	14,554
NatWest Markets PLC 2.375% 5/21/23 (b)	10,214	10,441
Rabobank Nederland 4.375% 8/4/25	3,024	3,287
Societe Generale:
1.038% 6/18/25 (b)(d)	50,000	49,317
1.488% 12/14/26 (b)(d)	13,930	13,614
4.25% 4/14/25 (b)	4,491	4,784
Synchrony Bank 3% 6/15/22	2,516	2,544
UniCredit SpA 6.572% 1/14/22 (b)	4,200	4,227
Wells Fargo & Co.:
2.406% 10/30/25 (d)	4,928	5,060
3.196% 6/17/27 (d)	40,441	42,763
4.3% 7/22/27	16,184	17,995
4.478% 4/4/31 (d)	15,500	17,911
Westpac Banking Corp. 4.11% 7/24/34 (d)	3,103	3,365
		867,793
Capital Markets - 3.8%
Affiliated Managers Group, Inc. 4.25% 2/15/24	881	940
Ares Capital Corp.:
3.25% 7/15/25	42,008	43,251
3.875% 1/15/26	16,340	17,200
4.2% 6/10/24	7,281	7,671
Credit Suisse Group AG:
2.593% 9/11/25 (b)(d)	9,092	9,297
3.75% 3/26/25	6,137	6,541
4.194% 4/1/31 (b)(d)	30,399	33,437
4.55% 4/17/26	1,859	2,053
Deutsche Bank AG 4.5% 4/1/25	8,603	9,180
Deutsche Bank AG New York Branch:
3.3% 11/16/22	4,654	4,765
3.729% 1/14/32 (d)	8,509	8,669
4.1% 1/13/26	5,262	5,658
5% 2/14/22	7,035	7,097
Goldman Sachs Group, Inc.:
2.383% 7/21/32 (d)	12,267	12,036
3.272% 9/29/25 (d)	60,430	63,388
3.5% 4/1/25	12,527	13,283
4.25% 10/21/25	7,670	8,341
6.75% 10/1/37	24,081	34,009
Intercontinental Exchange, Inc. 3.75% 12/1/25	1,287	1,394
Morgan Stanley:
3.125% 7/27/26	9,330	9,885
3.622% 4/1/31 (d)	35,865	39,157
3.625% 1/20/27	10,480	11,342
3.7% 10/23/24	3,002	3,200
3.875% 4/29/24	2,765	2,936
4.875% 11/1/22	6,287	6,524
5% 11/24/25	13,117	14,664
State Street Corp.:
2.825% 3/30/23 (d)	737	742
2.901% 3/30/26 (d)	691	727
UBS Group AG 1.494% 8/10/27 (b)(d)	7,599	7,433
		384,820
Consumer Finance - 2.3%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
1.65% 10/29/24	14,436	14,410
1.75% 1/30/26	10,220	10,019
2.45% 10/29/26	5,268	5,281
2.875% 8/14/24	5,100	5,264
3% 10/29/28	5,518	5,557
3.3% 1/30/32	5,903	5,948
3.5% 5/26/22	185	187
4.125% 7/3/23	2,684	2,799
4.45% 4/3/26	2,472	2,682
4.875% 1/16/24	3,901	4,168
6.5% 7/15/25	4,349	4,975
Ally Financial, Inc.:
1.45% 10/2/23	3,119	3,133
3.05% 6/5/23	11,466	11,772
3.875% 5/21/24	7,111	7,499
4.625% 3/30/25	2,237	2,442
5.125% 9/30/24	2,258	2,474
5.8% 5/1/25	19,772	22,345
8% 11/1/31	3,172	4,487
Capital One Financial Corp.:
3.65% 5/11/27	15,715	16,994
3.8% 1/31/28	6,614	7,240
Discover Financial Services:
3.95% 11/6/24	1,184	1,265
4.1% 2/9/27	8,206	8,940
4.5% 1/30/26	3,562	3,907
Ford Motor Credit Co. LLC:
3.096% 5/4/23	12,100	12,303
4.063% 11/1/24	18,137	18,917
5.584% 3/18/24	4,908	5,236
5.596% 1/7/22	4,576	4,592
Synchrony Financial:
2.85% 7/25/22	1,278	1,295
3.95% 12/1/27	5,215	5,630
4.25% 8/15/24	7,369	7,845
4.375% 3/19/24	5,520	5,852
5.15% 3/19/29	7,283	8,466
		223,924
Diversified Financial Services - 0.4%
Brixmor Operating Partnership LP:
4.05% 7/1/30	6,803	7,474
4.125% 6/15/26	3,253	3,546
4.125% 5/15/29	12,222	13,605
Equitable Holdings, Inc. 3.9% 4/20/23	425	442
Park Aerospace Holdings Ltd. 5.5% 2/15/24 (b)	4,907	5,286
Pine Street Trust I 4.572% 2/15/29 (b)	4,516	5,151
Pine Street Trust II 5.568% 2/15/49 (b)	4,529	6,104
		41,608
Insurance - 0.7%
Five Corners Funding Trust II 2.85% 5/15/30 (b)	11,366	11,771
Liberty Mutual Group, Inc. 3.95% 5/15/60 (b)	10,260	11,731
Lincoln National Corp. 3.4% 1/15/31	9,415	10,175
MetLife, Inc. 4.55% 3/23/30	19,500	23,035
Pacific LifeCorp 5.125% 1/30/43 (b)	1,657	2,136
Pricoa Global Funding I 5.375% 5/15/45 (d)	1,988	2,128
Prudential Financial, Inc. 3.935% 12/7/49	2,764	3,306
Swiss Re Finance Luxembourg SA 5% 4/2/49 (b)(d)	1,800	2,007
Unum Group:
4% 6/15/29	3,614	4,002
5.75% 8/15/42	1,024	1,292
		71,583
TOTAL FINANCIALS		1,589,728
HEALTH CARE - 2.4%
Biotechnology - 0.4%
AbbVie, Inc. 3.2% 11/21/29	43,367	46,011
Health Care Providers & Services - 0.6%
Anthem, Inc. 3.3% 1/15/23	2,729	2,806
Centene Corp.:
2.45% 7/15/28	12,745	12,506
2.625% 8/1/31	5,945	5,752
3.375% 2/15/30	5,110	5,146
4.25% 12/15/27	5,450	5,654
4.625% 12/15/29	8,470	9,063
Cigna Corp. 4.375% 10/15/28	4,187	4,744
CVS Health Corp. 3.625% 4/1/27	1,944	2,102
HCA Holdings, Inc. 4.75% 5/1/23	87	91
Sabra Health Care LP 3.2% 12/1/31	12,177	11,948
Toledo Hospital 5.325% 11/15/28	1,513	1,688
		61,500
Pharmaceuticals - 1.4%
Bayer U.S. Finance II LLC:
4.25% 12/15/25 (b)	49,732	54,136
4.375% 12/15/28 (b)	58,400	65,578
Elanco Animal Health, Inc.:
5.272% 8/28/23 (d)	2,148	2,269
5.9% 8/28/28 (d)	905	1,035
Utah Acquisition Sub, Inc. 3.95% 6/15/26	1,304	1,402
Viatris, Inc.:
1.65% 6/22/25	1,203	1,201
2.7% 6/22/30	6,115	6,106
3.85% 6/22/40	2,664	2,837
4% 6/22/50	4,600	4,957
Zoetis, Inc. 3.25% 2/1/23	764	780
		140,301
TOTAL HEALTH CARE		247,812
INDUSTRIALS - 1.0%
Aerospace & Defense - 0.4%
BAE Systems PLC 3.4% 4/15/30 (b)	2,547	2,726
The Boeing Co.:
5.04% 5/1/27	4,840	5,450
5.15% 5/1/30	14,840	17,214
5.805% 5/1/50	4,840	6,528
5.93% 5/1/60	4,840	6,690
		38,608
Trading Companies & Distributors - 0.4%
Air Lease Corp.:
0.7% 2/15/24	9,054	8,926
2.25% 1/15/23	1,128	1,146
3% 9/15/23	368	378
3.375% 7/1/25	7,888	8,269
3.75% 2/1/22	1,846	1,846
3.75% 6/1/26	15,000	15,950
4.25% 2/1/24	4,331	4,585
4.25% 9/15/24	1,473	1,576
		42,676
Transportation Infrastructure - 0.2%
Avolon Holdings Funding Ltd.:
3.25% 2/15/27 (b)	7,484	7,606
3.625% 5/1/22 (b)	1,257	1,269
3.95% 7/1/24 (b)	5,580	5,848
4.375% 5/1/26 (b)	4,949	5,303
5.25% 5/15/24 (b)	3,116	3,353
		23,379
TOTAL INDUSTRIALS		104,663
INFORMATION TECHNOLOGY - 1.1%
Electronic Equipment & Components - 0.1%
Dell International LLC/EMC Corp.:
5.45% 6/15/23	2,039	2,163
5.85% 7/15/25	1,437	1,644
6.02% 6/15/26	1,159	1,349
6.1% 7/15/27	2,638	3,177
6.2% 7/15/30	2,284	2,903
		11,236
Semiconductors & Semiconductor Equipment - 0.7%
Broadcom, Inc.:
1.95% 2/15/28 (b)	2,435	2,376
2.45% 2/15/31 (b)	20,716	19,937
2.6% 2/15/33 (b)	20,716	19,818
3.5% 2/15/41 (b)	16,728	16,685
3.75% 2/15/51 (b)	7,851	8,167
		66,983
Software - 0.3%
Oracle Corp.:
2.5% 4/1/25	6,375	6,562
2.8% 4/1/27	6,375	6,605
2.95% 4/1/30	6,400	6,609
3.6% 4/1/50	6,370	6,446
3.85% 4/1/60	6,400	6,644
		32,866
Technology Hardware, Storage & Peripherals - 0.0%
Hewlett Packard Enterprise Co. 4.4% 10/15/22 (d)	2,004	2,057
TOTAL INFORMATION TECHNOLOGY		113,142
REAL ESTATE - 2.3%
Equity Real Estate Investment Trusts (REITs) - 1.8%
Alexandria Real Estate Equities, Inc.:
2% 5/18/32	6,718	6,481
4.9% 12/15/30	4,519	5,449
American Homes 4 Rent LP:
2.375% 7/15/31	977	966
3.375% 7/15/51	1,510	1,559
Boston Properties, Inc.:
3.25% 1/30/31	4,526	4,729
4.5% 12/1/28	2,824	3,212
Corporate Office Properties LP:
2.25% 3/15/26	2,339	2,367
2.75% 4/15/31	1,690	1,695
Duke Realty LP 3.25% 6/30/26	372	398
Healthcare Trust of America Holdings LP:
3.1% 2/15/30	1,129	1,172
3.5% 8/1/26	1,176	1,263
Hudson Pacific Properties LP 4.65% 4/1/29	6,288	7,166
Kimco Realty Corp.:
2.25% 12/1/31	9,524	9,262
3.375% 10/15/22	288	293
Kite Realty Group Trust:
4% 3/15/25	8,142	8,556
4.75% 9/15/30	13,258	14,689
Lexington Corporate Properties Trust:
2.7% 9/15/30	2,571	2,586
4.4% 6/15/24	599	635
Omega Healthcare Investors, Inc.:
3.25% 4/15/33	7,298	7,101
3.375% 2/1/31	4,780	4,813
3.625% 10/1/29	5,204	5,444
4.375% 8/1/23	635	665
4.5% 1/15/25	1,271	1,365
4.5% 4/1/27	452	497
4.75% 1/15/28	7,132	7,906
4.95% 4/1/24	557	598
5.25% 1/15/26	2,371	2,648
Piedmont Operating Partnership LP 2.75% 4/1/32	1,917	1,891
Realty Income Corp.:
2.2% 6/15/28	1,146	1,157
2.85% 12/15/32	1,410	1,471
3.25% 1/15/31	1,277	1,372
3.4% 1/15/28	1,957	2,104
Retail Opportunity Investments Partnership LP:
4% 12/15/24	405	428
5% 12/15/23	312	332
Simon Property Group LP:
2.45% 9/13/29	1,897	1,925
3.375% 12/1/27	3,864	4,153
SITE Centers Corp.:
3.625% 2/1/25	967	1,017
4.25% 2/1/26	1,683	1,801
Store Capital Corp.:
2.75% 11/18/30	2,849	2,864
4.625% 3/15/29	1,396	1,578
Ventas Realty LP:
2.5% 9/1/31	16,206	16,010
3% 1/15/30	6,770	6,999
4% 3/1/28	1,358	1,499
4.125% 1/15/26	630	690
4.75% 11/15/30	10,898	12,767
Vornado Realty LP:
2.15% 6/1/26	2,457	2,466
3.4% 6/1/31	8,887	9,161
WP Carey, Inc.:
3.85% 7/15/29	1,045	1,159
4% 2/1/25	2,162	2,316
4.6% 4/1/24	3,364	3,590
		182,265
Real Estate Management & Development - 0.5%
Brandywine Operating Partnership LP:
3.95% 2/15/23	4,946	5,084
3.95% 11/15/27	2,767	2,985
4.1% 10/1/24	2,463	2,623
4.55% 10/1/29	1,135	1,262
CBRE Group, Inc.:
2.5% 4/1/31	7,642	7,665
4.875% 3/1/26	4,953	5,568
Essex Portfolio LP 3.875% 5/1/24	1,215	1,285
Mid-America Apartments LP 4% 11/15/25	522	569
Post Apartment Homes LP 3.375% 12/1/22	158	161
Sun Communities Operating LP:
2.3% 11/1/28	2,169	2,165
2.7% 7/15/31	5,600	5,609
Tanger Properties LP:
2.75% 9/1/31	5,725	5,491
3.125% 9/1/26	1,660	1,725
3.875% 7/15/27	6,943	7,461
		49,653
TOTAL REAL ESTATE		231,918
UTILITIES - 1.1%
Electric Utilities - 0.2%
Cleco Corporate Holdings LLC 3.375% 9/15/29	2,932	2,978
DPL, Inc. 4.35% 4/15/29	2,835	3,005
Duquesne Light Holdings, Inc.:
2.532% 10/1/30 (b)	1,869	1,841
2.775% 1/7/32 (b)	5,941	5,938
FirstEnergy Corp.:
4.75% 3/15/23	2,843	2,923
7.375% 11/15/31	3,623	4,845
IPALCO Enterprises, Inc. 3.7% 9/1/24	1,240	1,304
		22,834
Gas Utilities - 0.0%
Nakilat, Inc. 6.067% 12/31/33 (b)	746	911
Independent Power and Renewable Electricity Producers - 0.3%
The AES Corp.:
2.45% 1/15/31	3,092	3,027
3.3% 7/15/25 (b)	10,148	10,616
3.95% 7/15/30 (b)	8,852	9,543
		23,186
Multi-Utilities - 0.6%
Berkshire Hathaway Energy Co.:
3.7% 7/15/30	1,064	1,184
4.05% 4/15/25	13,567	14,762
Consolidated Edison Co. of New York, Inc. 3.95% 4/1/50	1,501	1,750
NiSource, Inc.:
2.95% 9/1/29	19,262	19,961
3.49% 5/15/27	10,080	10,812
5.95% 6/15/41	1,097	1,512
Puget Energy, Inc.:
4.1% 6/15/30	3,951	4,291
5.625% 7/15/22	2,087	2,126
Sempra Energy 6% 10/15/39	1,733	2,405
WEC Energy Group, Inc. 3 month U.S. LIBOR + 2.110% 2.2685% 5/15/67 (d)(e)	1,164	1,083
		59,886
TOTAL UTILITIES		106,817
TOTAL NONCONVERTIBLE BONDS (Cost $3,321,402)		3,498,356

U.S. Treasury Obligations - 35.4%
	Principal Amount (a) (000s)	Value ($) (000s)
U.S. Treasury Bonds 2.375% 5/15/51	763,529	866,006
U.S. Treasury Notes:
0.125% 6/30/22	581,800	581,664
0.125% 8/31/22	480,000	479,794
0.5% 5/31/27	446,600	429,521
0.875% 11/15/30	490,970	469,394
1.125% 2/15/31	200,875	196,096
1.25% 4/30/28	400,000	398,281
1.25% 8/15/31	109,300	107,541
3.125% 11/15/28	38,238	42,744
TOTAL U.S. TREASURY OBLIGATIONS (Cost $3,482,473)		3,571,041

Asset-Backed Securities - 7.3%
	Principal Amount (a) (000s)	Value ($) (000s)
AASET Trust:
Series 2018-1A Class A, 3.844% 1/16/38 (b)	8,272	7,288
Series 2019-1 Class A, 3.844% 5/15/39 (b)	2,647	2,514
Series 2019-2:
Class A, 3.376% 10/16/39 (b)	4,800	4,623
Class B, 4.458% 10/16/39 (b)	886	738
Series 2021-1A Class A, 2.95% 11/16/41 (b)	8,697	8,578
Series 2021-2A Class A, 2.798% 1/15/47 (b)	15,162	15,136
Aimco Series 2021-BA Class AR, 3 month U.S. LIBOR + 1.100% 1.2238% 1/15/32 (b)(d)(e)	2,225	2,225
AIMCO CLO Ltd.:
Series 2021-11A Class AR, 3 month U.S. LIBOR + 1.130% 1.14% 10/17/34 (b)(d)(e)	5,465	5,465
Series 2021-12A Class A, 3 month U.S. LIBOR + 1.210% 1.3323% 1/17/32 (b)(d)(e)	9,800	9,793
AIMCO CLO Ltd. / AIMCO CLO LLC Series 2021-14A Class A, 3 month U.S. LIBOR + 0.990% 1.1215% 4/20/34 (b)(d)(e)	14,203	14,203
Allegany Park CLO, Ltd. / Allegany Series 2020-1A Class A, 3 month U.S. LIBOR + 1.330% 1.4615% 1/20/33 (b)(d)(e)	2,910	2,911
Allegro CLO, Ltd. Series 2021-1A Class A, 3 month U.S. LIBOR + 1.140% 1.2715% 7/20/34 (b)(d)(e)	6,507	6,509
Apollo Aviation Securitization Equity Trust Series 2020-1A:
Class A, 3.351% 1/16/40 (b)	2,719	2,577
Class B, 4.335% 1/16/40 (b)	473	340
Ares CLO Series 2019-54A Class A, 3 month U.S. LIBOR + 1.320% 1.4438% 10/15/32 (b)(d)(e)	4,806	4,808
Ares CLO Ltd. Series 2020-58A Class A, 3 month U.S. LIBOR + 1.220% 1.3438% 1/15/33 (b)(d)(e)	11,350	11,354
Ares LIX CLO Ltd. Series 2021-59A Class A, 3 month U.S. LIBOR + 1.030% 1.1539% 4/25/34 (b)(d)(e)	4,698	4,680
Ares LV CLO Ltd. Series 2021-55A Class A1R, 3 month U.S. LIBOR + 1.130% 1.2538% 7/15/34 (b)(d)(e)	8,184	8,189
Ares XLI CLO Ltd. / Ares XLI CLO LLC Series 2021-41A Class AR2, 3 month U.S. LIBOR + 1.070% 1.1938% 4/15/34 (b)(d)(e)	9,992	9,993
Ares XXXIV CLO Ltd. Series 2020-2A Class AR2, 3 month U.S. LIBOR + 1.250% 1.3723% 4/17/33 (b)(d)(e)	16,288	16,293
Babson CLO Ltd. Series 2021-1A Class AR, 3 month U.S. LIBOR + 1.150% 1.2738% 10/15/36 (b)(d)(e)	5,474	5,471
Barings CLO Ltd.:
Series 2021-1A Class A, 3 month U.S. LIBOR + 1.020% 1.1439% 4/25/34 (b)(d)(e)	10,335	10,338
Series 2021-4A Class A, 3 month U.S. LIBOR + 1.220% 1.3515% 1/20/32 (b)(d)(e)	9,800	9,800
Beechwood Park CLO Ltd. Series 2019-1A Class A1, 3 month U.S. LIBOR + 1.330% 1.4523% 1/17/33 (b)(d)(e)	10,092	10,097
BETHP Series 2021-1A Class A, 3 month U.S. LIBOR + 1.130% 1.2698% 1/15/35 (b)(d)(e)	8,274	8,274
Blackbird Capital Aircraft:
Series 2016-1A:
Class A, 4.213% 12/16/41 (b)	3,632	3,638
Class AA, 2.487% 12/16/41 (b)(d)	518	520
Series 2021-1A Class A, 2.443% 7/15/46 (b)	11,692	11,609
Bristol Park CLO, Ltd. Series 2020-1A Class AR, 3 month U.S. LIBOR + 0.990% 1.1138% 4/15/29 (b)(d)(e)	6,524	6,510
Cascade Funding Mortgage Trust Series 2021-HB6 Class A, 0.8983% 6/25/36 (b)	6,573	6,569
Castlelake Aircraft Securitization Trust:
Series 2019-1A:
Class A, 3.967% 4/15/39 (b)	5,036	5,021
Class B, 5.095% 4/15/39 (b)	1,844	1,752
Series 2021-1R Class A, 2.741% 8/15/41 (b)	20,759	20,656
Castlelake Aircraft Structured Trust:
Series 2018-1 Class A, 4.125% 6/15/43 (b)	2,825	2,792
Series 2021-1A:
Class A, 3.474% 1/15/46 (b)	2,818	2,876
Class B, 6.656% 1/15/46 (b)	1,480	1,587
Cedar Funding Ltd. Series 2021-10A Class AR, 3 month U.S. LIBOR + 1.100% 1.1% 10/20/32 (b)(d)(e)	6,612	6,609
Cedar Funding XII CLO Ltd. / Cedar Funding XII CLO LLC Series 2021-12A Class A1R, 3 month U.S. LIBOR + 1.130% 1.13% 10/25/34 (b)(d)(e)	5,100	5,097
CEDF Series 2021-6A Class ARR, 3 month U.S. LIBOR + 1.050% 1.1815% 4/20/34 (b)(d)(e)	8,665	8,645
Cent CLO Ltd. / Cent CLO Series 2021-29A Class AR, 3 month U.S. LIBOR + 1.170% 1.3244% 10/20/34 (b)(d)(e)	8,292	8,272
Columbia Cent CLO 31 Ltd. Series 2021-31A Class A1, 3 month U.S. LIBOR + 1.200% 1.3315% 4/20/34 (b)(d)(e)	9,800	9,779
Columbia Cent CLO Ltd. / Columbia Cent CLO Corp. Series 2021-30A Class A1, 3 month U.S. LIBOR + 1.310% 1.4415% 1/20/34 (b)(d)(e)	12,900	12,911
DB Master Finance LLC:
Series 2017-1A Class A2II, 4.03% 11/20/47 (b)	3,344	3,487
Series 2019-1A:
Class A23, 4.352% 5/20/49 (b)	600	645
Class A2II, 4.021% 5/20/49 (b)	807	835
Dryden CLO, Ltd.:
Series 2021-76A Class A1R, 3 month U.S. LIBOR + 1.150% 1.15% 10/20/34 (b)(d)(e)	5,507	5,507
Series 2021-83A Class A, 3 month U.S. LIBOR + 1.220% 1.3423% 1/18/32 (b)(d)(e)	7,090	7,092
Dryden Senior Loan Fund:
Series 2018-70A Class A1, 3 month U.S. LIBOR + 1.170% 1.2923% 1/16/32 (b)(d)(e)	1,808	1,808
Series 2020-78A Class A, 3 month U.S. LIBOR + 1.180% 1.3023% 4/17/33 (b)(d)(e)	4,300	4,302
Series 2021-85A Class AR, 3 month U.S. LIBOR + 1.150% 1.2738% 10/15/35 (b)(d)(e)	7,281	7,277
Series 2021-90A Class A1A, 3 month U.S. LIBOR + 1.130% 1.13% 2/20/35 (b)(c)(d)(e)	4,292	4,292
Eaton Vance CLO, Ltd.:
Series 2020-2A Class A1, 3 month U.S. LIBOR + 1.370% 1.4938% 10/15/32 (b)(d)(e)	9,600	9,603
Series 2021-1A Class AR, 3 month U.S. LIBOR + 1.100% 1.2238% 4/15/31 (b)(d)(e)	3,720	3,723
Eaton Vance CLO, Ltd. / Eaton Vance CLO LLC Series 2021-1A Class A13R, 3 month U.S. LIBOR + 1.250% 1.3738% 1/15/34 (b)(d)(e)	2,050	2,051
Flatiron CLO Ltd. Series 2021-1A:
Class A1, 3 month U.S. LIBOR + 1.110% 1.2613% 7/19/34 (b)(d)(e)	5,916	5,924
Class AR, 3 month U.S. LIBOR + 1.080% 0% 11/16/34 (b)(d)(e)	8,250	8,250
Flatiron CLO Ltd. / Flatiron CLO LLC Series 2020-1A Class A, 3 month U.S. LIBOR + 1.300% 1.4596% 11/20/33 (b)(d)(e)	9,100	9,110
Ford Credit Floorplan Master Owner Trust:
Series 2019-2 Class A, 3.06% 4/15/26	7,032	7,356
Series 2019-3 Class A1, 2.23% 9/15/24	3,461	3,512
Series 2019-4 Class A, 2.44% 9/15/26	1,010	1,040
Series 2020-2 Class B, 1.32% 9/15/27	4,000	3,949
GMF Floorplan Owner Revolving Trust:
Series 2020-1 Class C, 1.48% 8/15/25 (b)	4,912	4,944
Series 2020-2 Class C, 1.31% 10/15/25 (b)	6,000	5,994
Horizon Aircraft Finance I Ltd. Series 2018-1 Class A, 4.458% 12/15/38 (b)	1,775	1,756
Horizon Aircraft Finance Ltd. Series 2019-1 Class A, 3.721% 7/15/39 (b)	2,657	2,634
Invesco CLO Ltd. Series 2021-3A Class A, 3 month U.S. LIBOR + 1.130% 1.13% 10/22/34 (b)(c)(d)(e)	5,835	5,835
Lucali CLO Ltd. Series 2021-1A Class A, 3 month U.S. LIBOR + 1.210% 1.3338% 1/15/33 (b)(d)(e)	4,700	4,701
Madison Park Funding Series 2020-19A Class A1R2, 3 month U.S. LIBOR + 0.920% 1.0483% 1/22/28 (b)(d)(e)	4,796	4,804
Madison Park Funding L Ltd. / Madison Park Funding L LLC Series 2021-50A Class A, 3 month U.S. LIBOR + 1.140% 1.2636% 4/19/34 (b)(d)(e)	10,220	10,240
Madison Park Funding LII Ltd. / Madison Park Funding LII LLC Series 2021-52A Class A, 3 month U.S. LIBOR + 1.120% 1.13% 1/22/35 (b)(c)(d)(e)	9,350	9,350
Madison Park Funding XLV Ltd./Madison Park Funding XLV LLC Series 2021-45A Class AR, 3 month U.S. LIBOR + 1.120% 1.2438% 7/15/34 (b)(d)(e)	5,879	5,876
Madison Park Funding XXXII, Ltd. / Madison Park Funding XXXII LLC Series 2021-32A Class A2R, 3 month U.S. LIBOR + 1.200% 1.3283% 1/22/31 (b)(d)(e)	2,629	2,629
Madison Park Funding XXXIII Ltd. Series 2019-33A Class A, 3 month U.S. LIBOR + 1.330% 1.4538% 10/15/32 (b)(d)(e)	2,535	2,537
Magnetite CLO Ltd. Series 2021-27A Class AR, 3 month U.S. LIBOR + 1.140% 1.2715% 10/20/34 (b)(d)(e)	1,967	1,966
Magnetite XVI, Ltd. / Magnetite XVI, LLC Series 2015-16A Class AR, 3 month U.S. LIBOR + 0.800% 0.9223% 1/18/28 (b)(d)(e)	6,418	6,416
Magnetite XXI Ltd.:
Series 2019-24A Class A, 3 month U.S. LIBOR + 1.330% 1.4538% 1/15/33 (b)(d)(e)	24,000	24,005
Series 2021-21A Class AR, 3 month U.S. LIBOR + 1.020% 1.1515% 4/20/34 (b)(d)(e)	8,363	8,372
Magnetite XXIII, Ltd. Series 2021-23A Class AR, 3 month U.S. LIBOR + 1.130% 0% 1/25/35 (b)(d)(e)	6,892	6,892
Magnetite XXIX, Ltd. / Magnetite XXIX LLC Series 2021-29A Class A, 3 month U.S. LIBOR + 0.990% 1.1138% 1/15/34 (b)(d)(e)	8,900	8,908
MAPS Trust Series 2021-1A Class A, 2.521% 6/15/46 (b)	33,242	33,032
Milos CLO, Ltd. Series 2020-1A Class AR, 3 month U.S. LIBOR + 1.070% 1.2015% 10/20/30 (b)(d)(e)	6,552	6,552
Mortgage Repurchase Agreement Financing Trust Series 2020-5 Class A1, 1 month U.S. LIBOR + 1.000% 1.0911% 8/10/23 (b)(d)(e)	18,032	18,073
Peace Park CLO, Ltd. Series 2021-1A Class A, 3 month U.S. LIBOR + 1.130% 1.2682% 10/20/34 (b)(d)(e)	3,230	3,228
Planet Fitness Master Issuer LLC:
Series 2018-1A:
Class A2I, 4.262% 9/5/48 (b)	28,551	28,534
Class A2II, 4.666% 9/5/48 (b)	3,131	3,209
Series 2019-1A Class A2, 3.858% 12/5/49 (b)	4,635	4,808
Project Silver Series 2019-1 Class A, 3.967% 7/15/44 (b)	9,270	9,098
Rockland Park CLO Ltd. Series 2021-1A Class A, 3 month U.S. LIBOR + 1.120% 1.2515% 4/20/34 (b)(d)(e)	11,224	11,232
Sapphire Aviation Finance Series 2020-1A:
Class A, 3.228% 3/15/40 (b)	14,909	14,626
Class B, 4.335% 3/15/40 (b)	522	456
SBA Tower Trust:
Series 2019, 2.836% 1/15/50 (b)	5,278	5,445
1.884% 7/15/50 (b)	3,008	3,021
2.328% 7/15/52 (b)	2,300	2,352
Symphony CLO XXI, Ltd. Series 2021-21A Class AR, 3 month U.S. LIBOR + 1.060% 1.1836% 7/15/32 (b)(d)(e)	1,079	1,079
Symphony CLO XXIII Ltd. Series 2020-23A Class A, 3 month U.S. LIBOR + 1.320% 1.4438% 1/15/34 (b)(d)(e)	5,410	5,410
Symphony CLO XXV Ltd. / Symphony CLO XXV LLC Series 2021-25A Class A, 3 month U.S. LIBOR + 0.980% 1.1036% 4/19/34 (b)(d)(e)	10,365	10,369
Symphony CLO XXVI Ltd. / Symphony CLO XXVI LLC Series 2021-26A Class AR, 3 month U.S. LIBOR + 1.080% 1.2115% 4/20/33 (b)(d)(e)	7,800	7,785
Taconic Park CLO, Ltd. Series 2020-1A Class A1R, 3 month U.S. LIBOR + 1.000% 1.1315% 1/20/29 (b)(d)(e)	4,376	4,391
Terwin Mortgage Trust Series 2003-4HE Class A1, 1 month U.S. LIBOR + 0.860% 0.9516% 9/25/34 (d)(e)	5	4
Thunderbolt Aircraft Lease Ltd. Series 2018-A Class A, 4.147% 9/15/38 (b)(d)	11,814	11,793
Thunderbolt III Aircraft Lease Ltd. Series 2019-1 Class A, 3.671% 11/15/39 (b)	7,163	7,146
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 3 month U.S. LIBOR + 0.560% 0.6866% 4/6/42 (b)(d)(e)	491	358
Treman Park CLO, Ltd. Series 2018-1A Class ARR, 3 month U.S. LIBOR + 1.070% 1.2015% 10/20/28 (b)(d)(e)	7,808	7,808
Voya CLO Ltd. Series 2019-2A Class A, 3 month U.S. LIBOR + 1.270% 1.4015% 7/20/32 (b)(d)(e)	5,397	5,398
Voya CLO Ltd./Voya CLO LLC:
Series 2021-2A Class A1R, 3 month U.S. LIBOR + 1.160% 1.2836% 7/19/34 (b)(d)(e)	5,438	5,435
Series 2021-3A Class AR, 3 month U.S. LIBOR + 1.150% 1.2815% 10/20/34 (b)(d)(e)	11,071	11,064
Voya CLO, Ltd. Series 2021-1A Class AR, 3 month U.S. LIBOR + 1.150% 1.2723% 7/16/34 (b)(d)(e)	5,466	5,466
World Omni Automobile Lease Securitization Trust Series 2020-A Class A2, 1.71% 11/15/22	96	96
TOTAL ASSET-BACKED SECURITIES (Cost $731,409)		731,930

Collateralized Mortgage Obligations - 0.0%
	Principal Amount (a) (000s)	Value ($) (000s)
Private Sponsor - 0.0%
CSMC Series 2014-3R:
Class 2A1, 1 month U.S. LIBOR + 0.700% 0% 5/27/37 (b)(d)(e)(f)	341	0
Class AA1, 1 month U.S. LIBOR + 0.280% 0.3921% 5/27/37 (b)(d)(e)	485	462
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 6 month U.S. LIBOR + 0.880% 1.0386% 7/20/34 (d)(e)	1	1
Silverstone Master Issuer PLC floater Series 2018-1A Class 1A, 3 month U.S. LIBOR + 0.390% 0.5195% 1/21/70 (b)(d)(e)	3,136	3,137

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $3,839)		3,600

Commercial Mortgage Securities - 6.5%
	Principal Amount (a) (000s)	Value ($) (000s)
BAMLL Commercial Mortgage Securities Trust:
floater Series 2019-RLJ Class A, 1 month U.S. LIBOR + 1.050% 1.14% 4/15/36 (b)(d)(e)	8,900	8,883
floater sequential payer Series 2020-JGDN Class A, 1 month U.S. LIBOR + 2.750% 2.84% 11/15/30 (b)(d)(e)	8,340	8,450
sequential payer Series 2019-BPR Class ANM, 3.112% 11/5/32 (b)	3,676	3,767
Series 2019-BPR:
Class BNM, 3.465% 11/5/32 (b)	825	835
Class CNM, 3.8425% 11/5/32 (b)(d)	341	342
BANK sequential payer:
Series 2018-BN10 Class A5, 3.688% 2/15/61	2,479	2,718
Series 2019-BN21 Class A5, 2.851% 10/17/52	5,732	6,032
Series 2019-BN24 Class A3, 2.96% 11/15/62	6,283	6,662
Bayview Commercial Asset Trust floater:
Series 2003-2 Class M1, 1 month U.S. LIBOR + 1.270% 1.3666% 12/25/33 (b)(d)(e)	6	5
Series 2005-3A:
Class A2, 1 month U.S. LIBOR + 0.600% 0.6916% 11/25/35 (b)(d)(e)	21	20
Class M1, 1 month U.S. LIBOR + 0.660% 0.7516% 11/25/35 (b)(d)(e)	11	10
Class M2, 1 month U.S. LIBOR + 0.730% 0.8266% 11/25/35 (b)(d)(e)	15	14
Class M3, 1 month U.S. LIBOR + 0.760% 0.8566% 11/25/35 (b)(d)(e)	13	12
Class M4, 1 month U.S. LIBOR + 0.900% 0.9916% 11/25/35 (b)(d)(e)	16	16
Series 2005-4A:
Class A2, 1 month U.S. LIBOR + 0.580% 0.6766% 1/25/36 (b)(d)(e)	53	51
Class B1, 1 month U.S. LIBOR + 2.100% 2.1916% 1/25/36 (b)(d)(e)	13	31
Class M1, 1 month U.S. LIBOR + 0.670% 0.7666% 1/25/36 (b)(d)(e)	17	16
Class M2, 1 month U.S. LIBOR + 0.700% 0.7966% 1/25/36 (b)(d)(e)	12	11
Class M3, 1 month U.S. LIBOR + 0.750% 0.8416% 1/25/36 (b)(d)(e)	17	17
Class M4, 1 month U.S. LIBOR + 0.910% 1.0066% 1/25/36 (b)(d)(e)	18	16
Class M5, 1 month U.S. LIBOR + 0.970% 1.0666% 1/25/36 (b)(d)(e)	18	15
Class M6, 1 month U.S. LIBOR + 1.050% 1.1416% 1/25/36 (b)(d)(e)	19	16
Series 2006-1:
Class A2, 1 month U.S. LIBOR + 0.540% 0.6316% 4/25/36 (b)(d)(e)	16	16
Class M1, 1 month U.S. LIBOR + 0.570% 0.6616% 4/25/36 (b)(d)(e)	10	9
Class M2, 1 month U.S. LIBOR + 0.600% 0.6916% 4/25/36 (b)(d)(e)	11	10
Class M3, 1 month U.S. LIBOR + 0.630% 0.7216% 4/25/36 (b)(d)(e)	17	15
Class M4, 1 month U.S. LIBOR + 0.780% 0.8716% 4/25/36 (b)(d)(e)	10	9
Class M5, 1 month U.S. LIBOR + 0.840% 0.9316% 4/25/36 (b)(d)(e)	9	8
Class M6, 1 month U.S. LIBOR + 0.960% 1.0516% 4/25/36 (b)(d)(e)	10	9
Series 2006-2A:
Class M1, 1 month U.S. LIBOR + 0.460% 0.5566% 7/25/36 (b)(d)(e)	15	14
Class M2, 1 month U.S. LIBOR + 0.490% 0.5866% 7/25/36 (b)(d)(e)	11	10
Class M3, 1 month U.S. LIBOR + 0.520% 0.6166% 7/25/36 (b)(d)(e)	16	16
Class M4, 1 month U.S. LIBOR + 0.630% 0.7216% 7/25/36 (b)(d)(e)	10	9
Class M5, 1 month U.S. LIBOR + 0.700% 0.7966% 7/25/36 (b)(d)(e)	14	12
Series 2006-3A Class M4, 1 month U.S. LIBOR + 0.430% 0.5216% 10/25/36 (b)(d)(e)	11	43
Series 2006-4A:
Class A2, 1 month U.S. LIBOR + 0.400% 0.4966% 12/25/36 (b)(d)(e)	119	113
Class M1, 1 month U.S. LIBOR + 0.430% 0.5266% 12/25/36 (b)(d)(e)	18	16
Class M2, 1 month U.S. LIBOR + 0.460% 0.5566% 12/25/36 (b)(d)(e)	22	20
Class M3, 1 month U.S. LIBOR + 0.510% 0.6016% 12/25/36 (b)(d)(e)	12	11
Series 2007-1 Class A2, 1 month U.S. LIBOR + 0.270% 0.3616% 3/25/37 (b)(d)(e)	30	28
Series 2007-2A:
Class A1, 1 month U.S. LIBOR + 0.270% 0.3616% 7/25/37 (b)(d)(e)	87	84
Class A2, 1 month U.S. LIBOR + 0.320% 0.4116% 7/25/37 (b)(d)(e)	82	76
Class M1, 1 month U.S. LIBOR + 0.370% 0.4616% 7/25/37 (b)(d)(e)	28	27
Class M2, 1 month U.S. LIBOR + 0.410% 0.5016% 7/25/37 (b)(d)(e)	34	32
Class M3, 1 month U.S. LIBOR + 0.490% 0.5816% 7/25/37 (b)(d)(e)	37	42
Series 2007-3:
Class A2, 1 month U.S. LIBOR + 0.290% 0.3816% 7/25/37 (b)(d)(e)	31	29
Class M1, 1 month U.S. LIBOR + 0.310% 0.4016% 7/25/37 (b)(d)(e)	16	16
Class M2, 1 month U.S. LIBOR + 0.340% 0.4316% 7/25/37 (b)(d)(e)	18	16
Class M3, 1 month U.S. LIBOR + 0.370% 0.4616% 7/25/37 (b)(d)(e)	28	26
Class M4, 1 month U.S. LIBOR + 0.500% 0.5916% 7/25/37 (b)(d)(e)	45	40
Class M5, 1 month U.S. LIBOR + 0.600% 0.6916% 7/25/37 (b)(d)(e)	19	21
Benchmark Mortgage Trust:
sequential payer:
Series 2018-B4 Class A5, 4.121% 7/15/51	806	907
Series 2019-B10 Class A4, 3.717% 3/15/62	1,426	1,584
Series 2019-B13 Class A4, 2.952% 8/15/57	8,383	8,864
Series 2018-B8 Class A5, 4.2317% 1/15/52	10,843	12,340
BFLD Trust floater sequential payer Series 2020-OBRK Class A, 1 month U.S. LIBOR + 2.050% 2.14% 11/15/28 (b)(d)(e)	6,788	6,796
BX Commercial Mortgage Trust:
floater:
Series 2018-BIOA:
Class E, 1 month U.S. LIBOR + 1.950% 2.0411% 3/15/37 (b)(d)(e)	10,300	10,255
Class F, 1 month U.S. LIBOR + 2.470% 2.5611% 3/15/37 (b)(d)(e)	2,590	2,570
Series 2020-BXLP:
Class B, 1 month U.S. LIBOR + 1.000% 1.09% 12/15/36 (b)(d)(e)	3,652	3,643
Class C, 1 month U.S. LIBOR + 1.120% 1.21% 12/15/36 (b)(d)(e)	2,814	2,805
Class D, 1 month U.S. LIBOR + 1.250% 1.34% 12/15/36 (b)(d)(e)	3,647	3,631
Series 2020-FOX Class B, 1 month U.S. LIBOR + 1.350% 1.44% 11/15/32 (b)(d)(e)	4,973	4,967
Series 2021-PAC:
Class A, 1 month U.S. LIBOR + 0.680% 0.7791% 10/15/36 (b)(d)(e)	11,302	11,270
Class B, 1 month U.S. LIBOR + 0.890% 0.9888% 10/15/36 (b)(d)(e)	1,691	1,687
Class C, 1 month U.S. LIBOR + 1.090% 1.1886% 10/15/36 (b)(d)(e)	2,263	2,258
Class D, 1 month U.S. LIBOR + 1.290% 1.3883% 10/15/36 (b)(d)(e)	2,197	2,192
Class E, 1 month U.S. LIBOR + 1.940% 2.0375% 10/15/36 (b)(d)(e)	7,638	7,620
floater sequential payer:
Series 2020-BXLP Class A, 1 month U.S. LIBOR + 0.800% 0.89% 12/15/36 (b)(d)(e)	16,499	16,483
Series 2020-FOX Class A, 1 month U.S. LIBOR + 1.000% 1.09% 11/15/32 (b)(d)(e)	6,203	6,196
BX Trust:
floater:
Series 2018-EXCL:
Class A, 1 month U.S. LIBOR + 1.088% 1.1776% 9/15/37 (b)(d)(e)	5,026	5,004
Class D, 1 month U.S. LIBOR + 2.620% 2.715% 9/15/37 (b)(d)(e)	1,247	1,062
Series 2018-IND Class F, 1 month U.S. LIBOR + 1.800% 1.89% 11/15/35 (b)(d)(e)	1,473	1,468
Series 2019-IMC:
Class B, 1 month U.S. LIBOR + 1.300% 1.389% 4/15/34 (b)(d)(e)	2,644	2,626
Class C, 1 month U.S. LIBOR + 1.600% 1.689% 4/15/34 (b)(d)(e)	1,748	1,728
Class D, 1 month U.S. LIBOR + 1.900% 1.989% 4/15/34 (b)(d)(e)	1,835	1,810
Series 2019-XL:
Class B, 1 month U.S. LIBOR + 1.080% 1.17% 10/15/36 (b)(d)(e)	2,274	2,269
Class C, 1 month U.S. LIBOR + 1.250% 1.34% 10/15/36 (b)(d)(e)	2,859	2,851
Class D, 1 month U.S. LIBOR + 1.450% 1.54% 10/15/36 (b)(d)(e)	4,049	4,036
Class E, 1 month U.S. LIBOR + 1.800% 1.89% 10/15/36 (b)(d)(e)	5,690	5,667
Series 2020-BXLP Class E, 1 month U.S. LIBOR + 1.600% 1.69% 12/15/36 (b)(d)(e)	2,987	2,972
floater, sequential payer:
Series 2019-IMC Class A, 1 month U.S. LIBOR + 1.000% 1.089% 4/15/34 (b)(d)(e)	5,741	5,728
Series 2019-XL Class A, 1 month U.S. LIBOR + 0.920% 1.01% 10/15/36 (b)(d)(e)	11,150	11,150
CF Hippolyta Issuer LLC sequential payer:
Series 2020-1:
Class A1, 1.69% 7/15/60 (b)	19,593	19,511
Class A2, 1.99% 7/15/60 (b)	12,857	12,702
Series 2021-1A Class A1, 1.53% 3/15/61 (b)	13,587	13,363
CGMS Commercial Mortgage Trust Series 2017-MDRA Class A, 3.656% 7/10/30 (b)	7,072	7,103
CHC Commercial Mortgage Trust floater Series 2019-CHC:
Class A, 1 month U.S. LIBOR + 1.120% 1.21% 6/15/34 (b)(d)(e)	7,503	7,489
Class B, 1 month U.S. LIBOR + 1.500% 1.59% 6/15/34 (b)(d)(e)	1,285	1,275
Class C, 1 month U.S. LIBOR + 1.750% 1.84% 6/15/34 (b)(d)(e)	1,451	1,433
CIM Retail Portfolio Trust floater Series 2021-RETL:
Class A, 1 month U.S. LIBOR + 1.400% 1.49% 8/15/36 (b)(d)(e)	7,038	7,025
Class B, 1 month U.S. LIBOR + 1.900% 1.99% 8/15/36 (b)(d)(e)	2,167	2,159
Class C, 1 month U.S. LIBOR + 2.300% 2.39% 8/15/36 (b)(d)(e)	1,612	1,605
Class D, 1 month U.S. LIBOR + 3.050% 3.14% 8/15/36 (b)(d)(e)	1,991	1,981
COMM Mortgage Trust:
sequential payer:
Series 2014-CR18 Class A5, 3.828% 7/15/47	1,366	1,444
Series 2020-SBX Class A, 1.67% 1/10/38 (b)	22,582	22,538
Series 2013-CR13 Class AM, 4.449% 11/10/46	2,011	2,121
Credit Suisse Mortgage Trust:
floater Series 2019-ICE4:
Class A, 1 month U.S. LIBOR + 0.980% 1.07% 5/15/36 (b)(d)(e)	11,788	11,788
Class B, 1 month U.S. LIBOR + 1.230% 1.32% 5/15/36 (b)(d)(e)	14,528	14,492
Class C, 1 month U.S. LIBOR + 1.430% 1.52% 5/15/36 (b)(d)(e)	2,018	2,010
sequential payer Series 2020-NET Class A, 2.2569% 8/15/37 (b)	2,586	2,615
Series 2018-SITE:
Class A, 4.284% 4/15/36 (b)	2,941	3,032
Class B, 4.5349% 4/15/36 (b)	861	880
Class C, 4.9414% 4/15/36 (b)(d)	561	568
Class D, 4.9414% 4/15/36 (b)(d)	1,122	1,106
DBCCRE Mortgage Trust sequential payer Series 2014-ARCP Class A, 4.2382% 1/10/34 (b)	15,370	16,052
DBUBS Mortgage Trust Series 2011-LC3A Class C, 5.5442% 8/10/44 (b)(d)	1,030	1,032
ELP Commercial Mortgage Trust floater Series 2021-ELP Class A, 1 month U.S. LIBOR + 0.700% 0.801% 11/15/38 (b)(d)(e)	15,449	15,376
Extended Stay America Trust floater Series 2021-ESH:
Class A, 1 month U.S. LIBOR + 1.080% 1.17% 7/15/38 (b)(d)(e)	5,111	5,108
Class B, 1 month U.S. LIBOR + 1.380% 1.47% 7/15/38 (b)(d)(e)	2,911	2,909
Class C, 1 month U.S. LIBOR + 1.700% 1.79% 7/15/38 (b)(d)(e)	2,146	2,145
Class D, 1 month U.S. LIBOR + 2.250% 2.34% 7/15/38 (b)(d)(e)	4,329	4,329
GS Mortgage Securities Trust:
floater Series 2021-IP:
Class A, 1 month U.S. LIBOR + 0.950% 1.04% 10/15/36 (b)(d)(e)	6,605	6,607
Class B, 1 month U.S. LIBOR + 1.150% 1.24% 10/15/36 (b)(d)(e)	1,021	1,021
Class C, 1 month U.S. LIBOR + 1.550% 1.64% 10/15/36 (b)(d)(e)	841	841
Series 2011-GC5 Class A/S, 5.209% 8/10/44 (b)(d)	6,938	6,967
JP Morgan Chase Commercial Mortgage Securities Trust sequential payer Series 2021-2NU Class A, 1.9739% 1/5/40 (b)	25,800	25,475
JPMBB Commercial Mortgage Securities Trust Series 2013-C14 Class A/S, 4.4093% 8/15/46	654	676
JPMDB Commercial Mortgage Securities Trust sequential payer Series 2019-COR6 Class A4, 3.0565% 11/13/52	1,823	1,942
JPMorgan Chase Commercial Mortgage Securities Trust:
sequential payer Series 2020-NNN Class AFX, 2.8123% 1/16/37 (b)	31,484	32,217
Series 2012-CBX Class A/S, 4.2707% 6/15/45	1,309	1,325
Series 2013-LC11 Class A/S, 3.216% 4/15/46	1,177	1,204
Series 2018-WPT:
Class AFX, 4.2475% 7/5/33 (b)	2,821	2,941
Class CFX, 4.9498% 7/5/33 (b)	485	503
Class DFX, 5.3503% 7/5/33 (b)	955	988
Class EFX, 5.5422% 7/5/33 (b)	1,020	1,042
LIFE Mortgage Trust floater Series 2021-BMR:
Class A, 1 month U.S. LIBOR + 0.700% 0.79% 3/15/38 (b)(d)(e)	9,952	9,932
Class B, 1 month U.S. LIBOR + 0.880% 0.97% 3/15/38 (b)(d)(e)	2,401	2,384
Class C, 1 month U.S. LIBOR + 1.100% 1.19% 3/15/38 (b)(d)(e)	1,511	1,498
Class D, 1 month U.S. LIBOR + 1.400% 1.49% 3/15/38 (b)(d)(e)	2,102	2,083
Class E, 1 month U.S. LIBOR + 1.750% 1.84% 3/15/38 (b)(d)(e)	1,836	1,821
Merit floater Series 2020-HILL Class A, 1 month U.S. LIBOR + 1.150% 1.24% 8/15/37 (b)(d)(e)	2,441	2,437
Morgan Stanley BAML Trust:
sequential payer Series 2016-C28 Class A3, 3.272% 1/15/49	8,642	8,987
Series 2012-C6 Class A/S, 3.476% 11/15/45	3,389	3,442
Morgan Stanley Capital I Trust:
sequential payer Series 2019-MEAD Class A, 3.17% 11/10/36 (b)	7,903	8,122
Series 2018-H4 Class A4, 4.31% 12/15/51	1,756	2,003
Series 2019-MEAD:
Class B, 3.283% 11/10/36 (b)(d)	1,142	1,156
Class C, 3.283% 11/10/36 (b)(d)	1,096	1,095
Natixis Commercial Mortgage Securities Trust sequential payer Series 2019-1776 Class A, 2.5073% 10/15/36 (b)	13,077	13,092
NYT Mortgage Trust floater Series 2019-NYT Class A, 1 month U.S. LIBOR + 1.200% 1.29% 12/15/35 (b)(d)(e)	22,356	22,333
Prima Capital Ltd.:
floater Series 2021-9A Class B, 1 month U.S. LIBOR + 1.800% 1.8911% 12/15/37 (b)(d)(e)	2,833	2,833
floater sequential payer Series 2021-9A Class A, 1 month U.S. LIBOR + 1.450% 1.5411% 12/15/37 (b)(d)(e)	3,798	3,798
SREIT Trust floater Series 2021-MFP:
Class A, 1 month U.S. LIBOR + 0.730% 0.8308% 11/15/38 (b)(d)(e)	10,383	10,323
Class B, 1 month U.S. LIBOR + 1.070% 1.1798% 11/15/38 (b)(d)(e)	5,947	5,913
Class C, 1 month U.S. LIBOR + 1.320% 1.429% 11/15/38 (b)(d)(e)	3,694	3,673
Class D, 1 month U.S. LIBOR + 1.570% 1.6782% 11/15/38 (b)(d)(e)	2,427	2,413
UBS Commercial Mortgage Trust Series 2012-C1 Class A/S, 4.171% 5/10/45	12,718	12,748
VLS Commercial Mortgage Trust:
sequential payer Series 2020-LAB Class A, 2.13% 10/10/42 (b)	9,860	9,789
Series 2020-LAB Class B, 2.453% 10/10/42 (b)	510	509
Wells Fargo Commercial Mortgage Trust:
floater:
Series 2016-C32 Class A3FL, 1 month U.S. LIBOR + 1.420% 1.5089% 1/15/59 (d)(e)	25,265	25,307
Series 2021-FCMT Class A, 1 month U.S. LIBOR + 1.200% 1.29% 5/15/31 (b)(d)(e)	5,818	5,816
sequential payer:
Series 2015-C26 Class A4, 3.166% 2/15/48	8,381	8,776
Series 2015-C29 Class ASB, 3.4% 6/15/48	2,730	2,829
Series 2019-C52 Class A5, 2.892% 8/15/52	2,411	2,536
Series 2015-SG1 Class ASB, 3.556% 9/15/48	2,392	2,484
Series 2018-C48 Class A5, 4.302% 1/15/52	2,498	2,840
WF-RBS Commercial Mortgage Trust:
sequential payer Series 2014-C24 Class A4, 3.343% 11/15/47	7,819	8,134
Series 2012-C9 Class A/S, 3.388% 11/15/45	4,134	4,202
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $659,091)		657,403

Municipal Securities - 0.4%
	Principal Amount (a) (000s)	Value ($) (000s)
Chicago Board of Ed. Series 2009 G, 1.75% 12/15/25	3,960	3,796
Illinois Gen. Oblig.:
Series 2003:
4.95% 6/1/23	1,515	1,584
5.1% 6/1/33	13,950	16,310
Series 2010-1, 6.63% 2/1/35	1,285	1,596
Series 2010-3:
6.725% 4/1/35	1,710	2,141
7.35% 7/1/35	875	1,120
New Jersey Econ. Dev. Auth. State Pension Fdg. Rev. Series 1997, 7.425% 2/15/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,201	9,152
TOTAL MUNICIPAL SECURITIES (Cost $32,471)		35,699

Foreign Government and Government Agency Obligations - 0.5%
	Principal Amount (a) (000s)	Value ($) (000s)
Indonesian Republic:
3.85% 10/15/30	10,505	11,669
4.2% 10/15/50	7,915	8,787
4.45% 4/15/70	9,715	11,137
Kingdom of Saudi Arabia 3.25% 11/17/51 (b)	16,680	16,200
State of Qatar 3.4% 4/16/25 (b)	4,105	4,364
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $48,367)		52,157

Bank Notes - 0.1%
	Principal Amount (a) (000s)	Value ($) (000s)
Discover Bank 4.682% 8/9/28 (d)	1,865	1,957
KeyBank NA 6.95% 2/1/28	725	922
Regions Bank 6.45% 6/26/37	2,685	3,811
TOTAL BANK NOTES (Cost $5,108)		6,690

Fixed-Income Funds - 14.0%
	Shares	Value ($) (000s)
Fidelity Mortgage Backed Securities Central Fund (g)	11,618,337	1,269,884
Fidelity Specialized High Income Central Fund (g)	1,464,837	139,203
TOTAL FIXED-INCOME FUNDS (Cost $1,411,046)		1,409,087

Preferred Securities - 0.3%
	Principal Amount (a) (000s)	Value ($) (000s)
FINANCIALS - 0.3%
Banks - 0.3%
Bank of Nova Scotia:
4.65% (d)(h)	8,146	7,938
4.9% (d)(h)	11,200	11,865
Barclays Bank PLC 7.625% 11/21/22	11,014	11,645
TOTAL PREFERRED SECURITIES (Cost $31,903)		31,448

Money Market Funds - 0.8%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 0.06% (i) (Cost $75,963)	75,948,758	75,964

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $9,803,072)	10,073,375
NET OTHER ASSETS (LIABILITIES) - 0.0%	2,912
NET ASSETS - 100.0%	10,076,287

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,845,592,000 or 18.3% of net assets.

(c)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(f)	Level 3 security
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Security is perpetual in nature with no stated maturity date.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.06%	113,256	456,452	493,744	21	-	-	75,964	0.1%
Fidelity Mortgage Backed Securities Central Fund	1,278,076	12,547	-	12,547	-	(20,739)	1,269,884	61.4%
Fidelity Securities Lending Cash Central Fund 0.07%	409,063	267,548	676,611	82	-	-	-	0.0%
Fidelity Specialized High Income Central Fund	141,222	6,285	-	6,285	-	(8,304)	139,203	39.1%
Total	1,941,617	742,832	1,170,355	18,935	-	(29,043)	1,485,051

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Nonconvertible Bonds, U.S. Treasury Obligations, Municipal Securities, Foreign Government and Government Agency Obligations, Bank Notes and Preferred Securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset-Backed Securities, Collateralized Mortgage Obligations and Commercial Mortgage Securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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